Taxation - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 14, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Effective income tax rate			15.00%	15.00%	10.00%
Tax rate percent			15.00%
Research and development expense percentage			150.00%
Preferential tax rate					10.00%	10.00%
Undistributed earnings of foreign subsidiaries			$ 19,883	$ 34,313
Foreign withholding taxes			1,988	$ 3,431
Tax Credit Carryforward, Amount			$ 17,363
PRC Enterprise [Member]
Income Tax [Line Items]
Effective income tax rate			25.00%
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Income tax holiday description			Shenzhen Xunlei has been claiming this Super Deduction in ascertaining its tax assessable profits and brought forward tax losses from 2009 onwards. In addition, following the approval by the relevant tax authority in July 2010, Shenzhen Xunlei was recognized as an enterprise engaged in software development activities. Accordingly, it is entitled to a tax holiday of 2-year Exemption and 3-year 50% Reduction from 2010 onwards.
Preferential tax rate			15.00%	15.00%
Shenzhen Xunlei [Member] | Scenario, Forecast [Member]
Income Tax [Line Items]
Preferential tax rate		15.00%
Shenzhen Onething [Member]
Income Tax [Line Items]
Effective income tax rate			15.00%
Preferential tax rate			15.00%
New Enterprise Income Tax Rate [Member]
Income Tax [Line Items]
Favorable statutory tax rate	15.00%
New Enterprise Income Tax Rate [Member] | Subsidiaries And VIE's Subsidiaries [Member]
Income Tax [Line Items]
Effective income tax rate			25.00%
Enterprise Income Tax Rate [Member]
Income Tax [Line Items]
Effective income tax rate			15.00%
Shenzhen Special Economic Zone [Member]
Income Tax [Line Items]
Effective income tax rate			25.00%	25.00%	25.00%
Transitional income tax rates							24.00%	22.00%	20.00%	18.00%